SUPPLEMENT TO THE CURRENTLY EFFECTIVE STATEMENT OF ADDITIONAL INFORMATION
                            OF THE LISTED PORTFOLIO:

                              ---------------------


DWS Variable Series II
    DWS Large Cap Value VIP

--------------------------------------------------------------------------------

The following information supplements the existing disclosure for DWS Large Cap Value VIP contained in the "Portfolio Ownership of Portfolio Managers" and "Conflicts of Interest" subsections under the "Management of the Fund" section of the Portfolio's Statement of Additional Information ("SAI").

Portfolio Ownership of Portfolio Managers

The following table shows the dollar range of shares owned beneficially and of record by each member of the Portfolio's portfolio management team in the Portfolio as well as in all DWS Funds as a group (i.e., those funds advised by Deutsche Asset Management or its affiliates), including investments by their immediate family members sharing the same household and amounts invested through retirement and deferred compensation plans. This information is provided as of September 30, 2009.

                                  Dollar Range of          Dollar Range of All
                                    Fund Shares              DWS Fund Shares
Name of Portfolio Manager              Owned                      Owned
-------------------------              -----                      -----

Oliver Pfeil                             $0                         $0
Volker Dosch                             $0                         $0

Because the Portfolio's portfolio managers are not residents in the US, they generally do not invest in US registered investment companies, such as the Portfolio, on account of US tax and other regulatory limitations applicable to foreign investors.

Conflicts of Interest

In addition to managing the assets of the Portfolio, the Portfolio's portfolio managers may have responsibility for managing other client accounts of the Advisor or its affiliates. The tables below show, for each portfolio manager, the number and asset size of (1) SEC registered investment companies (or series thereof) other than the Portfolio, (2) pooled investment vehicles that are not registered investment companies and (3) other accounts (e.g., accounts managed for individuals or organizations) managed by each portfolio manager. Total assets attributed to each portfolio manager in the tables below include total assets of each account managed by them, although the manager may only manage a portion of such account's assets. The tables also show the number of performance based fee accounts, as well as the total assets of the accounts for which the advisory fee is based on the performance of the account. This information is provided as of September 30, 2009.

Other SEC Registered Investment Companies Managed:

                                                                           Number of
                                                                          Investment
                                     Number of      Total Assets of         Company       Total Assets of
                                    Registered         Registered        Accounts with     Performance-
                                    Investment         Investment        Performance-        Based Fee
Name of Portfolio Manager            Companies         Companies           Based Fee         Accounts
-------------------------            ---------         ---------           ---------         --------

Oliver Pfeil                             3         $4,304,195,620              0                $0
Volker Dosch                             3         $4,304,195,620              0                $0

Other Pooled Investment Vehicles Managed:

                                                                           Number of
                                                                            Pooled
                                                                          Investment        Total Assets
                                     Number of                              Vehicle              of
                                      Pooled        Total Assets of      Accounts with      Performance-
                                    Investment           Pooled          Performance-        Based Fee
Name of Portfolio Manager            Vehicles     Investment Vehicles      Based Fee          Accounts
-------------------------            --------     -------------------      ---------          --------

Oliver Pfeil                             2            $382,770,111             1           $286,036,660
Volker Dosch                             3          $2,094,557,911             1           $55,270,648

Other Accounts Managed:

                                                                         Number of         Total Assets
                                                                           Other                of
                                      Number                           Accounts with       Performance-
                                     of Other      Total Assets of     Performance-         Based Fee
Name of Portfolio Manager            Accounts       Other Accounts       Based Fee           Accounts
-------------------------            --------       --------------       ---------           --------

Oliver Pfeil                             0               $0                  0                $0
Volker Dosch                             0               $0                  0                $0





               Please Retain This Supplement for Future Reference


November 12, 2009